Summary of Significant Accounting Policies - Concentration of Credit Risk, Cash and Cash Equivalents, Deferred Offering Costs Associated with the Initial Public Offering (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)
	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Cash equivalents		900,000
Cash equivalents held in the Trust Account	$ 0	$ 0
Shares settlement of warrants to purchase	5,791,667
Class A common stock
Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption, shares		10,697,997
Class A common stock subject to possible redemption
Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption, shares	11,628,162	10,697,997
U.S. Treasury Securities
Summary of Significant Accounting Policies [Line Items]
Maximum maturity term of investments	185 days	185 days